Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 3,043,874	$ 3,260,808
Accounts receivable, net	6,923,695	5,267,752
Accounts receivable-related parties	7,389,359	4,872,743
Advances to suppliers	1,466,418	1,630,980
Inventories, net	596,783	631,610
Other current assets	3,491,117	5,854,792
TOTAL CURRENT ASSETS	22,911,246	21,518,685
Property, plant and equipment, net	11,291,285	11,830,698
Intangible assets, net	380,915	808,707
Long-term investments	45,314	46,094
Other non-current assets	3,269,967	3,326,319
TOTAL ASSETS	37,898,727	37,530,503
CURRENT LIABILITIES
Short-term bank loans	7,280,369	7,817,610
Accounts payable	8,753,651	6,844,440
Advances from customers	317,002	281,772
Advances from customers-related parties	47,018	1,008,426
Amounts due to related parties	71,293	1,183,090
Accrued payroll and benefits	319,261	290,841
Other payables and accrued expenses	4,242,749	4,038,417
Income tax payable	284,116	1,548,415
TOTAL LIABILITIES	21,315,459	23,013,011
EQUITY
Ordinary shares, par $0.00; authorized 100,000,000 shares; shares issued and outstanding, June 30, 2018:40,760,163 shares; December 31, 2017: 40,231,159 shares;	124,646,996	123,950,544
Additional paid-in capital	15,454,288	15,814,328
Reserve	13,812,095	13,812,095
Accumulated deficit	(170,390,549)	(172,395,246)
Accumulated other comprehensive income	23,754,044	24,201,766
Total equity of the Company	7,276,874	5,383,487
Non-controlling interest	9,306,394	9,134,005
Total Equity	16,583,268	14,517,492
TOTAL LIABILITIES AND EQUITY	$ 37,898,727	$ 37,530,503